Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Capitalized start-up costs	$1,588,741	$413,817
Unrealized gains on marketable securities	(1,385)	(802)
Charitable contributions	—	5,019
Net operating loss carryforward	—	39,344

Total deferred tax assets	1,587,356	457,378
Valuation allowance	(1,587,356)	(457,378)

Deferred tax assets	$—	$—

Schedule of Components of Income Tax Expense
The income tax provision for the twelve months ended December 31, 2022 and for the period from March 24, 2021 (inception) through December 31, 2021 consists of the following:

	December 31, 2022	December 31, 2021
Current expense (benefit)
Federal	$266,104	$—
State	80,883	—
Deferred expense (benefit)
Federal	(921,893)	(373,152)
State	(208,085)	(84,226)
Change in Valuation Allowance	1,129,978	457,378

Income tax provision	$346,987	$—

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(3.72)%	(2.49)%
Change in fair value of warrant liabilities	(36.42)%	(35.05)%
Change in valuation allowance	29.14%	13.50%
Change in fair value of forward purchase units	(1.06)%	3.04%

Income tax provision	8.95%	0.00%